Severance Indemnities And Pension Plans (Schedule Of Pension Liability Recognized In Accumulated Other Changes In Equity From Nonowner Sources) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	¥ 644,335	¥ 493,526
Prior service cost	(58,889)	(43,264)
Gross pension liability adjustments	585,446	450,262
Taxes	(235,331)	(180,954)
Net pension liability adjustments	350,115	269,308
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	85,384	54,427
Prior service cost	127	172
Gross pension liability adjustments	85,511	54,599
Taxes	(33,581)	(21,486)
Net pension liability adjustments	51,930	33,113
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	7,982	6,709
Prior service cost	(148)	(181)
Net obligation at transition	102	245
Gross pension liability adjustments	7,936	6,773
Taxes	(3,126)	(2,675)
Net pension liability adjustments	¥ 4,810	¥ 4,098